Accrued Expenses and Other Current Liabilities - Summary of Accrued Liabilities and Other Liabilities Disclosure Current (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Advance from shippers and truckers	[1]	¥ 778,247		¥ 687,971
Salaries and welfare payables		338,281		272,702
Consideration payable for acquisition of TYT		0		70,760
Deposit from truckers for value added services		23,421		53,820
Accrued rental and other service fees		80,667		56,095
Others		80,544		64,831
Total		¥ 1,301,160	$ 188,649	¥ 1,206,179

[1]	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage services and value-added services.